(Loomis Sayles High Income Fund)
Investment Goal
The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.
Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 57 of the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Loomis Sayles High Income Fund) (USD $)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	5.00%	1.00%	none
Redemption fees	none		none	none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles High Income Fund)		Class A	Class B	Class C	Class Y
Management fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses	[1]	0.27%	0.28%	0.27%	0.27%
Total annual fund operating expenses		1.12%	1.88%	1.87%	0.87%
Fee waiver and/or expense reimbursement	[2]	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.12%	1.88%	1.87%	0.87%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15%, 1.90%, 1.90% and 0.90% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15%, 1.90%, 1.90% and 0.90% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example (Loomis Sayles High Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	559	790	1,039	1,752
Class B	691	891	1,216	2,003
Class C	290	588	1,011	2,190
Class Y	89	278	482	1,073

If shares are not redeemed:
Expense Example, No Redemption (Loomis Sayles High Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	191	591	1,016	2,003
Class C	190	588	1,011	2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in below investment grade fixed-income securities (commonly known as "junk bonds"). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. ("Fitch") or Standard and Poor's Ratings Group ("S&P")), have rated the securities in one of its top four rating categories) or, if the security is unrated, are determined by the Adviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The Adviser performs its own extensive credit analysis to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as issuer debt and debt maturity schedules, earnings prospects, responsiveness to changes in interest rates, experience and perceived strength of management, borrowing requirements and liquidation value, market price in relation to cash flow, interest and dividends.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

In selecting investments for the Fund, the Adviser utilizes the skills of its in-house team of more than 30 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria. The Adviser employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. The Adviser analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts. The Adviser emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). The Adviser also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments. The Adviser seeks to diversify the Fund's holdings to reduce the inherent risk in below investment grade fixed-income securities.

In connection with its principal investment strategies, the Fund may also invest in structured notes, zero-coupon securities, pay-in-kind securities, securities issued pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A securities"), futures, forward contracts and swaps (including credit default swaps). Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures, forwards and swaps (including credit default swaps)) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 16.38% Lowest Quarterly Return: Fourth Quarter 2008, -18.10%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles High Income Fund)	Past 1 Year	Past 5 Years	Past 10 Years
Class A	(0.48%)	7.04%	6.57%
Class A Return After Taxes on Distributions	(2.92%)	3.92%	3.66%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.12%	4.46%	4.03%
Class B	(1.44%)	6.93%	6.27%
Class C	2.51%	7.20%	6.28%
Class Y	4.55%	8.31%	7.24%
Barclays U.S. Corporate High-Yield Bond Index	2.45%	9.03%	7.74%

Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares and reflects the higher net expenses of that share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles International Bond Fund)
Investment Goal
The Fund seeks high total investment return through a combination of high current income and capital appreciation.
Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 57 of the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Loomis Sayles International Bond Fund) (USD $)	Class A		Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none
Redemption fees	none		none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles International Bond Fund)		Class A	Class C	Class Y
Management fees		0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	1.52%	1.57%	1.64%
Total annual fund operating expenses		2.37%	3.17%	2.24%
Fee waiver and/or expense reimbursement	[2]	1.31%	1.36%	1.43%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.06%	1.81%	0.81%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example (Loomis Sayles International Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	553	1,036	1,545	2,938
Class C	284	850	1,541	3,382
Class Y	83	562	1,069	2,463

If shares are not redeemed:
Expense Example, No Redemption (Loomis Sayles International Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	184	850	1,541	3,382

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States. Securities held by the Fund may be denominated in any currency and may be of issuers located in emerging market countries. The Fund invests primarily in investment grade fixed-income securities. "Investment grade" securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. ("Fitch") or Standard and Poor's Ratings Group ("S&P")) or, if unrated, are determined by the Adviser to be of comparable quality, although the Fund may invest up to 35% of its assets in below investment grade fixed-income securities (commonly known as "junk bonds"). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody's, Fitch or S&P) have rated the securities in one of its top four ratings categories) or, if unrated, are determined by the Adviser to be of comparable quality. There is no minimum rating for securities in which the Fund will invest. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes.

In deciding which securities to buy and sell, the Adviser may consider, among other things, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, currency considerations, the Adviser's expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, the Adviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. The Adviser's credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 credits worldwide. The broad coverage combined with the objective to identify attractive investment opportunities makes this an important component of the investment approach. Second, the Adviser analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, the Adviser analyzes whether to accept or to hedge the currency risk. In certain instances, the Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The fixed-income securities in which the Fund may invest include public or private debt obligations issued or guaranteed by U.S. or non-U.S. issuers, including, but not limited to, corporations, governments (including their agencies, instrumentalities and sponsored entities), supranational entities, partnerships and trusts. The Fund may also invest in preferred stocks, convertible securities, when-issued securities, securities issued pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A securities"), mortgage- or asset-backed securities and zero-coupon securities issued by any of the above-named entities.

In connection with its principal investment strategies, the Fund may also invest in inflation- and index-linked securities, senior loans, structured notes, common stocks (limited to shares acquired as a result of a financial restructuring, bankruptcy or similar transaction or from an exchange or conversion of a permissible security held in the portfolio), and derivatives, including options, futures, options on futures, forward contracts and swap contracts (including credit default swaps). The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, futures, options on futures, forward contracts and swap contracts (including credit default swaps)) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as forward currency contracts, structured notes, options and futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Senior loans typically have adjustable interest rates. As a result, it is expected that the values of senior loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. Senior loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2010, 11.59% Lowest Quarterly Return: Third Quarter 2014, -5.86%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles International Bond Fund)	Past 1 Year	Past 5 Years	Life of Fund / Life of Class N	Inception Date
Class A	(8.21%)	1.25%	2.53%	Feb. 01, 2008
Class A Return After Taxes on Distributions	(8.59%)	(0.48%)	0.94%	Feb. 01, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.33%)	0.54%	1.52%	Feb. 01, 2008
Class C	(5.54%)	1.42%	2.43%	Feb. 01, 2008
Class Y	(3.69%)	2.44%	3.46%	Feb. 01, 2008
Barclays Global Aggregate ex-USD Bond Index	(3.08%)	1.38%	2.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Investment Grade Bond Fund)
Investment Goal
The Fund seeks high total investment return through a combination of current income and capital appreciation.
Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 57 of the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Loomis Sayles Investment Grade Bond Fund) (USD $)	Class A		Class B	Class C	Class N	Class Y	Admin Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	5.00%	1.00%	none	none	none
Redemption fees	none		none	none	none	none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Investment Grade Bond Fund)		Class A	Class B	Class C	Class N	Class Y	Admin Class
Management fees		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%
Fee/expense recovery		none	none	none	none	none	none
Remainder of other expenses		0.18%	0.18%	0.18%	0.07%	0.19%	0.44%	[1]
Other expenses		0.18%	0.18%	0.18%	0.07%	0.19%	0.44%
Total annual fund operating expenses		0.83%	1.58%	1.58%	0.47%	0.59%	1.09%
Fee waiver and/or expense reimbursement	[2][3]	none	none	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.83%	1.58%	1.58%	0.47%	0.59%	1.09%
[1]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.95%, 1.70%, 1.70%, 0.65%, 0.70% and 1.20% of the Fund's average daily net assets for Class A, B, C, N, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.95%, 1.70%, 1.70%, 0.65%, 0.70% and 1.20% of the Fund's average daily net assets for Class A, B, C, N, Y and Admin Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example (Loomis Sayles Investment Grade Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	531	703	890	1,429
Class B	661	799	1,060	1,677
Class C	261	499	860	1,878
Class N	48	151	263	591
Class Y	60	189	329	738
Admin Class	111	347	601	1,329

If shares are not redeemed:
Expense Example, No Redemption (Loomis Sayles Investment Grade Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	161	499	860	1,677
Class C	161	499	860	1,878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed-income securities (for example, bonds and other investments that the Adviser believes have similar economic characteristics, such as notes, debentures and loans). "Investment grade" securities are those securities that are rated in one of the top four categories at the time of purchase by at least one of the three major rating agencies — Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P") or, if unrated, are determined by the Adviser to be of comparable quality. Although the Fund invests primarily in investment grade fixed-income securities, it may invest up to 10% of its assets in below investment grade fixed-income securities (also known as "junk bonds"). There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity. The Fund has the flexibility to invest up to 10% of its assets in equity securities (such as common stocks, preferred stocks and investment companies), but will limit its investments in common stocks to 5% of its assets.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, the Adviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Adviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Adviser believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Adviser analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Adviser generally prefers securities that are protected against calls (early redemption by the issuer).

In connection with its principal investment strategies, the Fund may also invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may also invest in obligations of supranational entities without limit (e.g., the World Bank), corporate securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations and other asset-backed securities, when-issued securities, convertible securities, securities issued pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A securities") and structured notes. The Fund may also engage in foreign currency hedging transactions and swap transactions (including credit default swaps) for hedging or investment purposes. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including currency hedging transactions and swap transactions (including credit default swaps)) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as forward currency contracts, structured notes, and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps, and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2009, 12.65% Lowest Quarterly Return: Third Quarter 2008, -7.19%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Investment Grade Bond Fund)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund / Life of Class N	Inception Date
Class Y	5.14%	6.99%	6.75%
Class Y Return After Taxes on Distributions	2.99%	4.66%	4.42%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	3.12%	4.63%	4.41%
Class A	0.16%	5.73%	5.97%
Class B	(0.90%)	5.59%	5.61%
Class C	3.14%	5.92%	5.66%
Class N	5.27%			3.05%	Feb. 01, 2013
Admin Class	4.64%	6.44%	6.07%
Barclays U.S. Government/Credit Bond Index	6.01%	4.69%	4.70%	2.33%

Prior to the inception of Admin Class shares (February 1, 2010), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Limited Term Government and Agency Fund)
Investment Goal
The Fund seeks high current return consistent with preservation of capital.
Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 57 of the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Loomis Sayles Limited Term Government and Agency Fund) (USD $)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	5.00%	1.00%	none
Redemption fees	none		none	none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Limited Term Government and Agency Fund)		Class A	Class B	Class C	Class Y
Management fees		0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Fee/expense recovery		none	none	none	none
Remainder of other expenses	[1]	0.19%	0.19%	0.19%	0.19%
Other expenses		0.19%	0.19%	0.19%	0.19%
Total annual fund operating expenses		0.81%	1.56%	1.56%	0.56%
Fee waiver and/or expense reimbursement	[2]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.80%	1.55%	1.55%	0.55%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.80%, 1.55%, 1.55% and 0.55% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.80%, 1.55%, 1.55% and 0.55% of the Fund's average daily net assets for Class A, B, C, and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example (Loomis Sayles Limited Term Government and Agency Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	379	550	735	1,271
Class B	658	792	1,049	1,654
Class C	258	492	849	1,856
Class Y	56	178	312	700

If shares are not redeemed:
Expense Example, No Redemption (Loomis Sayles Limited Term Government and Agency Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	158	492	849	1,654
Class C	158	492	849	1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Adviser follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that will provide the Fund with an average credit quality equal to the credit rating of the U.S. Government's long-term debt and an effective portfolio duration range of two to four years (although not all securities selected will have these characteristics and the Adviser may look for other characteristics if market conditions change). The Fund may invest in securities with credit quality above or below the credit rating of the U.S. Government's long-term debt. In determining credit quality, the Adviser will look to the highest credit rating assigned by Standard & Poor's Ratings Group ("S&P"), Fitch Investor Services, Inc. ("Fitch") or Moody's Investors Service, Inc. ("Moody's").

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

In selecting investments for the Fund, the Adviser's research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various financial firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace through the use of quantitative tools such as internal and external computer systems and software. The Adviser continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. The Adviser seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment. The Adviser seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

In connection with its principal investment strategies, the Fund may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities including mortgage dollar rolls. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Rule 144A securities may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Liquidity Risk: Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2009, 2.93% Lowest Quarterly Return: Second Quarter 2013, -1.22%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Limited Term Government and Agency Fund)	Past 1 Year	Past 5 Years	Past 10 Years
Class A	(1.52%)	1.69%	3.08%
Class A Return After Taxes on Distributions	(2.35%)	0.81%	1.96%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.86%)	0.96%	1.95%
Class B	(4.21%)	1.17%	2.63%
Class C	(0.22%)	1.55%	2.63%
Class Y	1.87%	2.56%	3.66%
Barclays U.S. 1-5 Year Government Bond Index	1.18%	1.75%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Strategic Income Fund)
Investment Goal
The Fund seeks high current income with a secondary objective of capital growth.
Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 57 of the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Loomis Sayles Strategic Income Fund) (USD $)	Class A		Class B	Class C	Class N	Class Y	Admin Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	5.00%	1.00%	none	none	none
Redemption fees	none		none	none	none	none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Loomis Sayles Strategic Income Fund)		Class A	Class B	Class C	Class N	Class Y	Admin Class
Management fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%
Other expenses	[1]	0.14%	0.14%	0.14%	0.07%	0.14%	0.39%	[2]
Total annual fund operating expenses		0.94%	1.69%	1.69%	0.62%	0.69%	1.19%
Fee waiver and/or expense reimbursement	[3]	none	none	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.94%	1.69%	1.69%	0.62%	0.69%	1.19%
[1]	The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25%, 2.00%, 2.00%, 0.95%, 1.00% and 1.50% of the Fund's average daily net assets for Class A, B, C, N, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25%, 2.00%, 2.00%, 0.95%, 1.00% and 1.50 % of the Fund's average daily net assets for Class A, B, C, N, Y and Admin Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example (Loomis Sayles Strategic Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	542	736	947	1,553
Class B	672	833	1,118	1,799
Class C	272	533	918	1,998
Class N	63	199	346	774
Class Y	70	221	384	859
Admin Class	121	378	654	1,443

If shares are not redeemed:
Expense Example, No Redemption (Loomis Sayles Strategic Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	172	533	918	1,799
Class C	172	533	918	1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including below investment grade securities, or "junk bonds") with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency transactions, and U.S. government securities. Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. ("Fitch") or Standard and Poor's Ratings Group ("S&P")), have rated the securities in one of its top four rating categories) or, if the security is unrated, are determined by the Adviser to be of comparable quality. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers may shift the Fund's assets among various types of income-producing securities based upon changing market conditions. The Adviser performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security.

The Fund's portfolio managers use a flexible approach to identify securities in the global marketplace with characteristics including discounted price compared to economic value, undervalued credit ratings with strong or improving credit profiles and yield premium relative to its benchmark (although not all of the securities selected will have these attributes).

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser's expectations concerning the potential return of those investments.

In selecting investments for the Fund, the Adviser utilizes the skills of its in-house team of more than 30 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria. The Adviser seeks to buy bonds that offer a positive yield advantage over the market and, in its view, have room to increase in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities. The Adviser provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues (including convertible securities), foreign debt securities and U.S. government securities. The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A securities"), structured notes, zero-coupon bonds, pay-in-kind bonds, mortgage-related securities, stripped securities and futures, swaps (including credit default swaps) and foreign currency transactions for hedging and investment purposes. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures, swaps (including credit default swaps) and foreign currency transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 18.02% Lowest Quarterly Return: Third Quarter 2008, -13.38%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns (Loomis Sayles Strategic Income Fund)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund / Life of Class N	Inception Date
Class A	0.90%	8.31%	7.10%
Class A Return After Taxes on Distributions	(1.11%)	6.24%	4.93%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.03%	5.71%	4.69%
Class B	(0.17%)	8.20%	6.79%
Class C	3.83%	8.49%	6.80%
Class N	5.93%			7.60%	Feb. 01, 2013
Class Y	5.86%	9.58%	7.87%
Admin Class	5.35%	9.02%	7.29%
Barclays U.S. Aggregate Bond Index	5.97%	4.45%	4.71%	2.41%
Barclays U.S. Universal Bond Index	5.56%	4.81%	4.91%	2.47%

Prior to the inception of Admin Class shares (February 1, 2010), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.